Shareholder Report	12 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Western Asset Funds, Inc.
Entity Central Index Key	0000863520
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Total Return Unconstrained Fund
Class Name	Class A
Trading Symbol	WAUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$105	1.03%
[1]
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class A shares of Western Asset Total Return Unconstrained Fund returned 3.96%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.13% and 3.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Agency mortgage-backed securities
↑	Investment-grade credit as spreads tightened
↑	Emerging markets rates positioning driven by local currency sovereigns

Top detractors from performance:
↓	Duration positioning, as U.S. Treasury yields rose over the reporting period
↓	Bank loans as spreads widened
↓	Emerging markets currency positioning
Use of derivatives and the impact on performance:
The Fund utilized Interest rate futures, options and swaps to manage duration and yield curve exposure. Currency derivatives were used to manage currency exposures; in aggregate, these derivatives detracted from performance. Credit default swaps on investment-grade and high-yield indices were used to manage credit exposures, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class A	3.96	0.13	2.00
Class A (with sales charge)	0.05	-0.73	1.56
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 42,242,345
Holdings Count | $ / shares	256
Advisory Fees Paid, Amount	$ 208,041
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$42,242,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	256
Total Management Fee Paid	$208,041
Portfolio Turnover Rate	177%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition*,† (% of Total Investments)	[2],[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
Effective January 27, 2026,  Amit Chopra and Nicholas Mastroianni joined the Fund’s portfolio management team.
Effective May 1, 2026, Rafael Zielonka joined the Fund’s portfolio management team.
Effective September 30, 2026,  Julien Scholnick will step down as a member of the Fund’s portfolio management team.
Effective December 31, 2026, Frederick Marki will step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or  prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Total Return Unconstrained Fund
Class Name	Class C
Trading Symbol	WAUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$179	1.76%
[4]
Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class C shares of Western Asset Total Return Unconstrained Fund returned 3.10%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.13% and 3.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Agency mortgage-backed securities
↑	Investment-grade credit as spreads tightened
↑	Emerging markets rates positioning driven by local currency sovereigns

Top detractors from performance:
↓	Duration positioning, as U.S. Treasury yields rose over the reporting period
↓	Bank loans as spreads widened
↓	Emerging markets currency positioning
Use of derivatives and the impact on performance:
The Fund utilized Interest rate futures, options and swaps to manage duration and yield curve exposure. Currency derivatives were used to manage currency exposures; in aggregate, these derivatives detracted from performance. Credit default swaps on investment-grade and high-yield indices were used to manage credit exposures, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class C	3.10	-0.62	1.28
Class C (with sales charge)	2.10	-0.62	1.28
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 42,242,345
Holdings Count | $ / shares	256
Advisory Fees Paid, Amount	$ 208,041
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$42,242,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	256
Total Management Fee Paid	$208,041
Portfolio Turnover Rate	177%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition*,† (% of Total Investments)	[5],[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
Effective January 27, 2026,  Amit Chopra and Nicholas Mastroianni joined the Fund’s portfolio management team.
Effective May 1, 2026, Rafael Zielonka joined the Fund’s portfolio management team.
Effective September 30, 2026,  Julien Scholnick will step down as a member of the Fund’s portfolio management team.
Effective December 31, 2026, Frederick Marki will step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or  prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	Western Asset Total Return Unconstrained Fund
Class Name	Class FI
Trading Symbol	WARIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$109	1.07%
[7]
Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class FI shares of Western Asset Total Return Unconstrained Fund returned 3.80%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.13% and 3.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Agency mortgage-backed securities
↑	Investment-grade credit as spreads tightened
↑	Emerging markets rates positioning driven by local currency sovereigns

Top detractors from performance:
↓	Duration positioning, as U.S. Treasury yields rose over the reporting period
↓	Bank loans as spreads widened
↓	Emerging markets currency positioning
Use of derivatives and the impact on performance:
The Fund utilized Interest rate futures, options and swaps to manage duration and yield curve exposure. Currency derivatives were used to manage currency exposures; in aggregate, these derivatives detracted from performance. Credit default swaps on investment-grade and high-yield indices were used to manage credit exposures, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class FI	3.80	0.11	2.01
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 42,242,345
Holdings Count | $ / shares	256
Advisory Fees Paid, Amount	$ 208,041
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$42,242,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	256
Total Management Fee Paid	$208,041
Portfolio Turnover Rate	177%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition*,† (% of Total Investments)	[8],[9]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
Effective January 27, 2026,  Amit Chopra and Nicholas Mastroianni joined the Fund’s portfolio management team.
Effective May 1, 2026, Rafael Zielonka joined the Fund’s portfolio management team.
Effective September 30, 2026,  Julien Scholnick will step down as a member of the Fund’s portfolio management team.
Effective December 31, 2026, Frederick Marki will step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or  prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Western Asset Total Return Unconstrained Fund
Class Name	Class R
Trading Symbol	WAURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$136	1.34%
[10]
Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class R shares of Western Asset Total Return Unconstrained Fund returned 3.61%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.13% and 3.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Agency mortgage-backed securities
↑	Investment-grade credit as spreads tightened
↑	Emerging markets rates positioning driven by local currency sovereigns

Top detractors from performance:
↓	Duration positioning, as U.S. Treasury yields rose over the reporting period
↓	Bank loans as spreads widened
↓	Emerging markets currency positioning
Use of derivatives and the impact on performance:
The Fund utilized Interest rate futures, options and swaps to manage duration and yield curve exposure. Currency derivatives were used to manage currency exposures; in aggregate, these derivatives detracted from performance. Credit default swaps on investment-grade and high-yield indices were used to manage credit exposures, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class R	3.61	-0.18	1.75
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 42,242,345
Holdings Count | $ / shares	256
Advisory Fees Paid, Amount	$ 208,041
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$42,242,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	256
Total Management Fee Paid	$208,041
Portfolio Turnover Rate	177%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition*,† (% of Total Investments)	[11],[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
Effective January 27, 2026,  Amit Chopra and Nicholas Mastroianni joined the Fund’s portfolio management team.
Effective May 1, 2026, Rafael Zielonka joined the Fund’s portfolio management team.
Effective September 30, 2026,  Julien Scholnick will step down as a member of the Fund’s portfolio management team.
Effective December 31, 2026, Frederick Marki will step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or  prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Total Return Unconstrained Fund
Class Name	Class I
Trading Symbol	WAARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$76	0.74%
[13]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class I shares of Western Asset Total Return Unconstrained Fund returned 4.12%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.13% and 3.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Agency mortgage-backed securities
↑	Investment-grade credit as spreads tightened
↑	Emerging markets rates positioning driven by local currency sovereigns

Top detractors from performance:
↓	Duration positioning, as U.S. Treasury yields rose over the reporting period
↓	Bank loans as spreads widened
↓	Emerging markets currency positioning
Use of derivatives and the impact on performance:
The Fund utilized Interest rate futures, options and swaps to manage duration and yield curve exposure. Currency derivatives were used to manage currency exposures; in aggregate, these derivatives detracted from performance. Credit default swaps on investment-grade and high-yield indices were used to manage credit exposures, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class I	4.12	0.39	2.32
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 42,242,345
Holdings Count | $ / shares	256
Advisory Fees Paid, Amount	$ 208,041
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$42,242,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	256
Total Management Fee Paid	$208,041
Portfolio Turnover Rate	177%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition*,† (% of Total Investments)	[14],[15]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
Effective January 27, 2026,  Amit Chopra and Nicholas Mastroianni joined the Fund’s portfolio management team.
Effective May 1, 2026, Rafael Zielonka joined the Fund’s portfolio management team.
Effective September 30, 2026,  Julien Scholnick will step down as a member of the Fund’s portfolio management team.
Effective December 31, 2026, Frederick Marki will step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or  prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Western Asset Total Return Unconstrained Fund
Class Name	Class IS
Trading Symbol	WAASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Total Return Unconstrained Fund for the period June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$65	0.64%
[16]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class IS shares of Western Asset Total Return Unconstrained Fund returned 4.25%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.13% and 3.88%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Agency mortgage-backed securities
↑	Investment-grade credit as spreads tightened
↑	Emerging markets rates positioning driven by local currency sovereigns

Top detractors from performance:
↓	Duration positioning, as U.S. Treasury yields rose over the reporting period
↓	Bank loans as spreads widened
↓	Emerging markets currency positioning
Use of derivatives and the impact on performance:
The Fund utilized Interest rate futures, options and swaps to manage duration and yield curve exposure. Currency derivatives were used to manage currency exposures; in aggregate, these derivatives detracted from performance. Credit default swaps on investment-grade and high-yield indices were used to manage credit exposures, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class IS	4.25	0.50	2.43
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA 3-Month U.S. Treasury Bill Index	3.88	3.46	2.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 42,242,345
Holdings Count | $ / shares	256
Advisory Fees Paid, Amount	$ 208,041
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$42,242,345
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	256
Total Management Fee Paid	$208,041
Portfolio Turnover Rate	177%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of May 31, 2026) Portfolio Composition*,† (% of Total Investments)	[17],[18]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Western Asset Management Company Ltd. ceased to serve as a subadviser to the Fund.
Effective January 27, 2026,  Amit Chopra and Nicholas Mastroianni joined the Fund’s portfolio management team.
Effective May 1, 2026, Rafael Zielonka joined the Fund’s portfolio management team.
Effective September 30, 2026,  Julien Scholnick will step down as a member of the Fund’s portfolio management team.
Effective December 31, 2026, Frederick Marki will step down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or  prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Certain categories may represent less than 0.1%.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
†	Certain categories may represent less than 0.1%.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	Certain categories may represent less than 0.1%.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
†	Certain categories may represent less than 0.1%.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
†	Certain categories may represent less than 0.1%.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
*	Does not include derivatives, except purchased options, if any.

[18]
†	Certain categories may represent less than 0.1%.